SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Computers and software	5 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Summary of useful lives of intangible assets

Century 21 franchise rights from Realogy	25 years
Reacquired Century 21 franchise rights	Remaining contractual life at acquisition date
Customer relationship	7/10 years
Real estate listing database	10 years
Trademark	10 years
Sub-franchisee Base	2.9 years
Brand name	Indefinite-live
Mortgage credit license	18.7 years

Schedule of the cash flows associated with the property refinancing activities

For the year ended December 31, 2013
Cash flow from operating activities
Loan issuance through property refinancing activities	(85,135)
Receipt of loan principals through property refinancing activities	20,705
Transfer of loans through property refinancing activities	78,900
Repurchase of loans through property refinancing activities	(22,490)
Interests received from borrowers	11,912
Interests paid to investors	(3,109)
Cash flow from investing activities
Loan issuance through original property refinancing activities	(56,100)
Receipt of loan principals through original property refinancing activities	49,099
Cash flow from financing activities
Transfer of loans through original property refinancing activities	74,370
Repurchase of loans through original property refinancing activities	(62,143)

Schedule of financial instruments measured at fair value

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	106,000,000	—	106,000,000	—
Contingent consideration payable	33,773,915	—	—	33,773,915

Total	139,773,915	—	106,000,000	33,773,915

		Fair value measurement at reporting date using
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	78,508,682	—	78,508,682	—
Contingent consideration payable	5,622,887	—	—	5,622,887

Total	84,131,569	—	78,508,682	5,622,887

Schedule of contingent consideration payable

  The following summarizes the Group's contingent consideration payable as of December 31, 2013 (in RMB thousands).

Balance as of December 31, 2012	33,774
Settlements	(5,979)
Total gains or losses for the period	(22,172)

Balance as of December 31, 2013	5,623

Schedule of net change in fair value

	Years ended December 31,
	2012	2013
Net change in fair value in contingent consideration	10,453	22,172
Net change in fair value in post-employees' options	1,536	(103)

Total net change in fair value	11,989	22,069

Schedule of assets measured at fair value on a nonrecurring basis

		Fair value measurement at reporting date using
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Goodwill	83,558,503	—	—	83,558,503

Total	83,558,503	—	—	83,558,503